[logo - American Funds ®]

American Balanced Fund, Inc.
One Market, Steuart Tower
Suite 1800
San Francisco, California 94105

Mailing address:
P.O. Box 7650
San Francisco, California 94120-7650

Phone (415) 393 7110
Fax (415) 393 7140

Patrick F. Quan
Secretary

March 5, 2007

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Balanced Fund, Inc.
File Nos. 811-00066 and 002-10758

Ladies/Gentlemen:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on February 28, 2007 of Registrant's Post-Effective Amendment No. 96 under the Securities Act of 1933 and Amendment No. 35 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan

/pfq

Enclosure